Note 20 - Income Taxes - Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income tax benefit, statutory rates	$ (5,770)	$ (4,312)
State taxes on income, net of federal benefit	(1,182)	(535)
Impact of tax reform		5
Research and development tax credit	(934)	(351)
Foreign rate differential	22	24
Employee related and other	1,983	2,875
Interest related	79	186
Income tax expense / (benefit), statutory rates	(5,802)	(2,108)
Valuation allowance	5,802	2,108
Income tax benefit, net